13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

13FCONP 2/23/11

NON-PUBLIC

NON-PUBLIC

CONFIDENTIAL TREATMENT DENIED

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08
Check here if Amendment [ ]; Amendment Number:
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Pointer Capital, LLC
Address:
3050 Peachtree Road, Suite 200
Atlanta, Georgia 30305
Form 13F File Number: 028-12897
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts	Atlanta, GA	13-Nov-08
[signature]		11/13/08
Signature	City State	Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

0001448672

11000736

RECEIVED
NOV 17 2008
OFFI

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Ma	None
Form 13F Information Table E	1
Form 13F Information Table \	2,044
List of Other Included Manage	None

Issuer Name	Title of Class	Cusip	MKT VAL (x $1000)	Shares	Investment	Discretion	Other Mngrs	Voting Authority Sole	Shared	None
LIFE SCIENCES RESH INC	COM	532169109	$2,044.00	56940	SOLE			56940		